UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5039

        Credit Suisse Fixed Income Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Fixed Income Fund Schedule of Investments January 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (23.8%)
	Advertising (0.2%)
$275	R. H. Donnelley Corp., Rule 144A, Senior
	Discount Notes (Callable 01/15/09 @ $103.44) ‡	(B , Caa1)	01/15/13	6.875	$253,687

Aerospace & Defense (0.6%)
670	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	701,416

Banks (1.4%)
560	Bank of America Corp., Global Notes	(AA- , Aa2)	10/01/10	4.250	542,514
130	Bank of America Corp., Rule 144A, Company
	Guaranteed Notes (Callable 12/31/06
	@ $104.04) ‡	(A , Aa3)	12/31/26	8.070	137,963
350	Bank of New York Company, Inc., Senior
	Subordinated Notes (Callable 03/15/08
	@ $100.00) #	(A , A1)	03/15/13	3.400	338,333
600	Wachovia Capital Trust III, Bank Guaranteed Notes
	(Callable 03/15/11 @ $100.00) #	(A- , A2)	08/29/49	5.800	601,874

					1,620,684

Commercial Services (0.6%)
450	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	445,968
270	Erac USA Finance Co., Rule 144A, Notes ‡	(A- , Baa1)	05/15/06	6.625	270,840

					716,808

Computers (0.3%)
300	SunGard Data Systems, Inc, Rule 144A, Senior
	Notes (Callable 8/15/09 @ $104.56) ‡	(B- , B3)	08/15/13	9.125	313,500

Diversified Financials (6.0%)
635	Ameriprise Financial, Inc., Senior Unsecured Notes	(A- , A3)	11/15/10	5.350	638,730
175	Capital One Financial Corp., Senior Notes	(BBB- , Baa1)	05/17/07	4.738	174,332
275	CIT Group Holdings, Inc.	(A , A2)	01/30/16	5.400	271,781
225	Ford Motor Credit Co., Global Notes	(BB- , Ba2)	01/25/07	6.500	222,631
250	Ford Motor Credit Co., Global Notes §	(BB- , Ba2)	01/15/10	5.700	221,315
50	Ford Motor Credit Co., Global Notes §	(BB- , Ba2)	10/01/13	7.000	45,356
120	General Motors Acceptance Corp., Global Bonds §	(BB , Ba1)	11/01/31	8.000	122,692
190	General Motors Acceptance Corp., Global Notes §	(BB , Ba1)	12/01/14	6.750	180,364
550	Goldman Sachs Group, Inc., Global Notes §	(A+ , Aa3)	01/15/15	5.125	538,838
715	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	697,122
700	HSBC Finance Capital Trust IX, Notes (Callable
	11/30/15@ $100.00) #	(BBB+ , A1)	11/30/35	5.911	702,882
155	ILFC E Capital Trust I, Rule 144A, Notes (Callable
	12/21/10@ $100.00) ‡#§	(A , A3)	12/21/65	5.900	155,450
200	JPMorgan Chase & Co., Global Notes §	(A+ , Aa3)	03/01/15	4.750	192,763
465	MBNA America Bank, Rule 144A, Subordinated
	Notes ‡	(AA- , Aa2)	03/15/08	6.750	481,377
375	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	357,434
550	OMX Timber Finance Investment LLC, Rule 144A,
	Company Guaranteed Notes (Callable 10/31/19
	@ $100.00) ‡#	(A+ , Aa3)	01/29/20	5.420	546,692
405	Residential Capital Corp., Company Guaranteed
	Notes	(BBB- , Baa3)	11/21/08	6.125	409,391
765	SLM Corp., Series MTNA, Global Notes §	(A , A2)	01/15/09	4.000	741,748

					6,700,898

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Electric (2.2%)
$310	American Electric Power Company, Inc., Series A,
	Global Notes	(BBB , Baa2)	05/15/06	6.125	$311,002
250	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	253,450
200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	197,721
600	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	594,174
255	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa1)	03/01/34	6.050	260,519
320	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	347,852
495	TXU Corp., Series P, Global Senior Notes	(BB+ , Ba1)	11/15/14	5.550	467,301

					2,432,019

Entertainment (0.4%)
160	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58) §	(CCC+ , B3)	02/01/11	9.500	152,000
300	Six Flags, Inc., Global Senior Notes (Callable
	04/15/08 @ $104.88)	(CCC , Caa1)	04/15/13	9.750	308,625

					460,625

Environmental Control (0.3%)
275	Waste Management, Inc., Global Company
	Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	335,056

Healthcare Services (0.2%)
245	WellPoint, Inc., Global Unsecured Notes	(BBB+ , Baa1)	01/15/11	5.000	243,454

Home Builders (1.8%)
1,080	D.R. Horton, Inc., Senior Notes §	(BB+ , Baa3)	02/15/15	5.250	1,013,163
1,030	Lennar Corp., Series B, Class A, Global Company
	Guaranteed §	(BBB , Baa3)	05/31/15	5.600	996,951

					2,010,114

Insurance (1.9%)
560	American International Group, Inc., Global Notes §	(AA , Aa2)	05/15/13	4.250	527,284
680	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	658,847
205	Florida Windstorm Underwriting Association,
	Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	209,357
610	Nationwide Mutual Insurance Co., Rule 144A,
	Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	604,908
125	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	134,289

					2,134,685

Investment Company (0.3%)
300	Frank Russell Co., Rule 144A, Company
	Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	306,087

Media (2.1%)
330	CCO Holdings LLC, Global Senior Notes (Callable
	11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	318,450
640	Comcast Cable Communications Holdings, Inc.,
	Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	733,550
565	Comcast Corp., Company Guaranteed Notes §	(BBB+ , Baa2)	06/15/16	4.950	526,099
375	Cox Communications, Inc., Global Notes	(BBB- , Baa3)	12/15/14	5.450	363,575
310	Time Warner Enertainment Co. LP, Senior Notes	(BBB+ , Baa1)	07/15/33	8.375	367,650

					2,309,324

Oil & Gas (1.6%)
530	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	618,274
125	Enterprise Products Operating LP, Senior Notes	(BB+ , Baa3)	06/01/10	4.950	122,633
395	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	408,645

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Oil & Gas (continued)
$360	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes ‡#	(BBB , Baa1)	06/15/10	5.791	$372,420
325	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	323,438

					1,845,410

Packaging & Containers (0.2%)
265	Graham Packaging Company, Inc., Global
	Company Guaranteed Notes (Callable 10/15/08
	@ 104.25)	(CCC+ , Caa1)	10/15/12	8.500	267,650

Pharmaceuticals (0.3%)
280	Bristol-Myers Squibb Co., Notes §	(A+ , A1)	08/15/13	5.250	279,563

Pipelines (0.2%)
285	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	277,319

Real Estate (0.3%)
350	EOP Operating LP, Notes	(BBB , Baa2)	10/01/10	4.650	339,312

Savings & Loans (0.3%)
350	Washington Mutual Bank, Global Subordinated
	Notes	(A- , A3)	01/15/15	5.125	339,030

Telecommunications (2.5%)
165	ALLTEL Corp., Notes	(A- , A2)	05/17/07	4.656	164,288
345	BellSouth Corp., Global Senior Notes §	(A , A2)	11/15/34	6.000	338,429
325	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	322,762
285	Nextel Communications, Inc., Series E, Senior
	Notes (Callable 10/31/08 @ $103.44)	(A- , Baa2)	10/31/13	6.875	299,055
360	Qwest Capital Funding, Inc., Company Guaranteed
	Notes	(B , B3)	07/15/08	6.375	358,200
305	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	296,209
270	Sprint Capital Corp., Global Company Guaranteed
	Notes	(A- , Baa2)	03/15/32	8.750	354,144
650	Verizon Wireless Capital LLC, Global Notes	(A , A3)	12/15/06	5.375	651,984

					2,785,071

Transportation (0.1%)
138	Horizon Lines LLC, Global Company Guaranteed
	Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	146,452

TOTAL CORPORATE BONDS (Cost $27,013,720)					26,818,164

ASSET BACKED SECURITIES (11.1%)
58	Ameriquest Mortgage Securities, Inc., Series
	2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	4.880	57,869
1,085	Asset Backed Funding Certificates, Series
	2005-AQ1, Class A4 #	(AAA , Aaa)	06/25/35	5.010	1,065,674
540	Asset Backed Funding Certificates, Series
	2005-AQ1, Class M1 #	(AA , Aa)	06/25/35	5.240	524,071
1,420	CDC Mortgage Capital Trust, Series 2003-HE4,
	Class M2 #	(A , A2)	03/25/34	6.180	1,448,723
19	Chase Funding Mortgage Loan, Series 2002-2,
	Class 1A4	(AAA , Aaa)	08/25/28	4.877	18,570
550	CIT Group Home Equity Loan Trust, Series 2003-1,
	Class M1 #	(AA , Aa2)	10/20/32	4.670	538,683
800	Countrywide Asset-Backed Certificates, Series
	2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	779,985
439	Countrywide Home Equity Loan Trust, Series
	2002-C, Class A #	(AAA , Aaa)	05/15/28	4.710	439,673

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
$1,635	Finance America Mortgage Loan Trust, Series
	2004-2, Class M1 #	(AA+ , Aa1)	08/25/34	5.080	$1,642,080
780	First Franklin Mortgage Loan Asset-Backed
	Certificates, Series 2005-FF5, Class A2B #	(AAA , Aaa)	03/25/35	4.760	780,609
35	GE Capital Mortgage Services, Inc., Series
	1998-HE1, Class A7	(AAA , Aaa)	06/25/28	6.465	34,463
226	Greenpoint Home Equity Loan Trust, Series
	2003-1, Class A #	(AAA , Aaa)	04/15/29	4.740	226,768
1,320	GSAA Home Equity Trust, Series 2005-12,
	Class AF4 #	(AAA , Aaa)	09/25/35	5.344	1,298,756
545	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class M1 #	(AA , Aa1)	09/25/35	4.960	547,793
890	MBNA Credit Card Master Note Trust, Series
	2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	958,697
1,000	Morgan Stanley ABS Capital I, Series 2003-HE3,
	Class M3 #	(A- , A3)	10/25/33	6.530	1,013,940
241	Morgan Stanley ABS Capital I, Series 2003-NC7,
	Class A2 #	(AAA , Aaa)	06/25/33	4.890	241,568
720	Popular ABS Mortgage Pass-Through Trust,
	Series 2005-1, Class AF4 #	(AAA , Aaa)	05/25/35	4.608	696,600
145	Vanderbilt Mortgage Finance, Series 1998-C,
	Class 1B1	(BBB , Baa)	02/07/15	6.970	145,793

TOTAL ASSET BACKED SECURITIES (Cost $12,549,862)					12,460,315

MORTGAGE-BACKED SECURITIES (49.3%)

118,273	Bank of America Commercial Mortgage, Inc.,
	Series 2005-1, Class XW IO ‡ #	(AAA , Aaa)	11/10/42	0.105	637,566
825	Bank of America Commercial Mortgage, Inc.,
	Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	812,820
55,634	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2003-PWR2, Class X1 IO ‡ #	(AAA , Aaa)	05/11/39	0.203	1,047,829
600	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2005-LXR1, Class H #	(AAA , Aaa)	09/15/18	5.670	600,000
1,082	Countrywide Home Loans, Series 2005-HYB9,
	Class 2A1 #	(AAA , Aaa)	02/20/36	5.330	1,080,724
2,030	Countrywide Home Loans, Series 2006-HYB1,
	Class 1A1 #	(AAA , Aaa)	01/20/36	5.424	2,030,000
10	Fannie Mae Pool #004542	(AAA , Aaa)	12/01/08	12.000	10,280
1,802	Fannie Mae Pool #357739 ^^	(AAA , Aaa)	03/01/35	6.000	1,820,169
2,024	Fannie Mae Pool #357822 ‡‡	(AAA , Aaa)	05/01/35	5.500	2,003,158
0	Fannie Mae Pool #524164 (1)	(AAA , Aaa)	11/01/29	7.000	39
169	Fannie Mae Pool #656862	(AAA , Aaa)	04/01/33	6.000	170,849
1,363	Fannie Mae Pool #667742	(AAA , Aaa)	04/01/33	6.000	1,378,611
1,131	Fannie Mae Pool #703337 ^^	(AAA , Aaa)	04/01/33	5.500	1,122,124
216	Fannie Mae Pool #703598 ^^	(AAA , Aaa)	05/01/18	5.500	217,286
188	Fannie Mae Pool #705651	(AAA , Aaa)	06/01/18	5.500	189,006
743	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	720,586
1,370	Fannie Mae Pool #725231	(AAA , Aaa)	02/01/34	5.000	1,329,907
1,576	Fannie Mae Pool #725866	(AAA , Aaa)	09/01/34	4.500	1,484,960
1,654	Fannie Mae Pool #733389	(AAA , Aaa)	08/01/33	5.000	1,604,409
1,987	Fannie Mae Pool #758789	(AAA , Aaa)	12/01/33	5.500	1,971,183
1,387	Fannie Mae Pool #772297	(AAA , Aaa)	03/01/34	5.500	1,374,278
1,942	Fannie Mae Pool #790724	(AAA , Aaa)	09/01/34	5.500	1,924,003
1,576	Fannie Mae Pool #797894	(AAA , Aaa)	04/01/35	5.000	1,526,027
1,762	Fannie Mae Pool #826514	(AAA , Aaa)	07/01/35	6.000	1,780,894
2,796	Fannie Mae Pool #828715	(AAA , Aaa)	07/01/35	5.500	2,768,322
1,010	Fannie Mae Pool #848079	(AAA , Aaa)	09/01/35	6.500	1,035,456
1,221	Fannie Mae Pool #849706	(AAA , Aaa)	06/01/35	6.000	1,233,813
2,390	Fannie Mae Pool #851037	(AAA , Aaa)	12/01/35	5.000	2,310,637
2,290	FHLMC TBA	(AAA , Aaa)	02/01/36	6.000	2,312,542

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MORTAGE BACKED SECURITES (continued)
$680	FNMA TBA	(AAA , Aaa)	02/01/36	5.500	$683,931
470	Freddie Mac Global Notes §	(AAA , Aaa)	07/15/32	6.250	552,969
1,513	Freddie Mac Pool #A23629	(AAA , Aaa)	06/01/34	5.000	1,463,633
645	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	638,439
1,525	GMAC Commercial Mortgage Securities, Inc.,
	Series 1997-C2, Class B, Subordindated Bonds	(AAA , Aaa)	04/15/29	6.703	1,562,818
2,140	GS Mortgage Securities Corp. II, Series 2005-GG4,
	Class A4 #	(AAA , Aaa)	07/10/39	4.761	2,060,046
1,790	J P Morgan Alternative Loan Trust, Series
	2005-S1, Class 1A6	(AAA , Aaa)	12/25/35	6.500	1,815,896
842	JPMorgan Chase Commercial Mortgage
	Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	816,514
1,478	LB-UBS Commercial Mortgage Trust, Series
	2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	1,418,898
1,820	LB-UBS Commercial Mortgage Trust, Series
	2005-C2, Class A5	(AAA , Aaa)	04/15/30	5.150	1,803,224
968	Master Specialized Loan Trust, Series 2005-3
	Class A2 #	(AAA , Aaa)	11/25/35	5.704	964,756
1,140	Morgan Stanley Capital I, Inc., Series 2005-HQ5,
	Class A4 #	(AAA , Aaa)	01/14/42	5.168	1,129,543
2,330	Residential Accredit Loans, Inc., Series
	2006-QA1, Class A21 #	(AAA , Aaa)	01/25/36	6.017	2,357,760
1,610	Residential Funding Mortgage Securities I,
	Series 2006-SA1, Class 1A1 #	(AAA , Aaa)	02/25/36	5.687	1,619,308

TOTAL MORTGAGE-BACKED SECURITIES (Cost $55,961,846)					55,385,213

FOREIGN BONDS (5.0%)
Asset Backed Securities (1.5%)
1,700	Pure Mortgages, Series 2004-1A, Class A
	(Ireland) #	(AAA , Aaa)	02/28/34	4.700	1,700,000

Beverages (1.0%)
780	Diageo Capital PLC, Global Notes (United Kingdom)	(A- , A3)	05/03/10	4.375	759,451
370	Diageo Finance BV, Global Company Guaranteed
	Notes (Netherlands)	(A- , A3)	04/01/11	3.875	349,188

					1,108,639

Commercial Services (0.3%)
265	Ashtead Holdings PLC, Rule 144A, Secured
	Notes (Callable 08/01/10 @ $104.31)
	(United Kingdom) ‡	(B , B2)	08/01/15	8.625	279,575

Electric (0.3%)
290	Compania Nacional de Transmision Electrica SA,
	Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	318,633

Insurance (0.2%)
250	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	245,725

Miscellaneous Manufacturing (0.6%)
660	Tyco International Group SA, Yankee Company
	Guaranteed Notes (Luxembourg)	(BBB+ , Baa3)	10/15/11	6.375	691,703

Oil & Gas (0.9%)
165	Canadian Natural Resources, Ltd., Yankee Notes
	(Canada)	(BBB+ , Baa1)	07/15/11	6.700	176,335
350	Nexen, Inc., Yankee Notes (Canada)	(BBB- , Baa2)	03/10/35	5.875	342,059
430	Petroliam Nasional Berhad, Rule 144A, Bonds
	(Malaysia) ‡	(A- , A1)	08/15/15	7.750	510,915

					1,029,309

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Pipelines (0.2%)
$210	Trans-Canada Pipelines, Ltd., Yankee Bonds
	(Canada)	(A- , A2)	01/15/15	4.875	$205,394

TOTAL FOREIGN BONDS (Cost $5,637,871)					5,578,978

UNITED STATES TREASURY OBLIGATIONS (3.3%)
735	United States Treasury Notes §	(AAA , Aaa)	02/15/12	4.875	748,695
550	United States Treasury Notes §	(AAA , Aaa)	05/15/14	4.750	557,778
185	United State Treasury Notes §	(AAA , Aaa)	11/15/15	4.500	184,631
676	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	744,392
1,153	Treasury Inflation-Index Notes §	(AAA , Aaa)	04/15/32	3.375	1,504,651

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,742,633)					3,740,147

Number
of
Shares

WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike
	price $0.01, expires 06/15/09 *‡				1

Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike price
	$0.00, expires 02/01/10 *‡^				0

TOTAL WARRANTS (Cost $3,300)					1

SHORT-TERM INVESTMENTS (15.8%)
10,824,092	State Street Navigator Prime Fund §§				10,824,092
Par
(000)

$235	Fannie Mae Discount Notes, Series BB		03/23/06	4.548	233,606
3,345	Freddie Mac Discount Notes, Series RB		02/28/06	4.388	3,333,987
3,330	State Street Bank and Trust Co. Euro Time Deposit		02/01/06	3.350	3,330,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,721,685)					17,721,685

TOTAL INVESTMENTS AT VALUE (108.3%) (Cost $122,630,917)					121,704,503
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.3%)					(9,278,221)

NET ASSETS (100.0%)					$112,426,282

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts	Date	Amount	Value	(Depreciation)

Government of
Canada 10 Year
Bonds Futures	35	03/22/06	$3,504,681	$3,456,835	$(47,845)
Fed. Rep. of
Germany 10 Year
Bonds Futures	32	03/08/06	4,697,960	4,679,619	(18,341)
Government of
Japan 10 Year
Bonds Futures	1	03/09/06	1,176,114	1,168,496	(7,618)
U.S. Treasury 10 Year
Notes Futures	40	03/22/06	4,371,364	4,337,500	(33,864)
U.S. Treasury 20 Year
Notes Futures	4	03/22/06	458,268	451,375	(6,893)

			$14,208,387	$14,093,825	$(114,561)

Australia Treasury
Bonds 10 Year Futures	(25)	03/15/06	(1,969,446)	(1,983,134)	(13,688)
UK Treasury Bonds
10 Year Futures	(31)	03/29/06	(6,246,359)	(6,285,567)	(39,208)
U.S. Treasury 2 Year
Notes Futures	(8)	03/31/06	(1,638,589)	(1,638,750)	(161)
U.S. Treasury 5 Year
Notes Futures	(8)	03/22/06	(848,215)	(845,875)	2,340
U.S. Treasury 10
Year Notes Futures	(15)	03/22/06	(1,632,642)	(1,626,563)	6,080

			$(12,335,251)	$(12,379,889)	$(44,637)

			$1,873,136	$1,713,936	$(159,198)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Foreign Currency
Forward Foreign	Expiration		To Be	Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)

Brazilian Real	04/13/06	BRL	1,250,000	538,677	556,025	17,348
European Economic Unit	04/13/06		€2,275,000	2,767,538	2,774,206	6,668
European Economic Unit	04/13/06		€(3,180,000)	(3,870,537)	(3,877,791)	(7,254)
Hungarian Forint	04/13/06	HUF	115,000,000	554,645	552,787	(1,858)
Japanese Yen	04/13/06		¥126,000,000	1,116,032	1,086,298	(29,734)
Japanese Yen	04/13/06		¥(126,000,000)	(1,104,594)	(1,086,298)	18,296
Polish Zloty	04/13/06	PLN	1,700,000	544,697	540,127	(4,570)
Turkish Lira	04/13/06	TRL	597,000	437,523	443,352	5,829

				$983,981	$988,706	$4,725

INVESTMENT ABBREVIATIONS IO = Interest Only MTNA = Medium Term Note, Series A NR=Not Rated TBA = To Be Announced

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $6,128,167 or 5.45% of net assets.
‡‡	Collateral segregated for futures contracts.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2006.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
(1)	Par value of security held is less than 1,000.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $122,630,917, $372,271, $(1,298,685) and $(926,414), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Credit Suisse Fixed Income Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006